SCHEDULE OF SHARE CAPITAL (Details) - shares		Jun. 30, 2026	Dec. 31, 2025
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]	17,883,884,449,519,401,964	17,889,474,910,428,900,000
Number of shares issued and outstanding	[1]	978,608	39,298
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]	200,000,000,000	200,000,000,000
Number of shares issued and outstanding	[1]
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	[1]	25,000	25,000
Number of shares issued and outstanding	[1]	25,000	25,000

[1]	The share and per share information in these financial statements reflects the 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits that became effective on January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026, and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares. See also Note 1.D to 1.K.